Income Taxes - Changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management
Beginning balance	$ 13,676	$ 11,106
Recognized in profit or loss	6,953	2,569
Recognized in other comprehensive income	0	1
Ending balance	20,629	13,676
Inventory
Financial Risk Management
Beginning balance	4,696	5,335
Recognized in profit or loss	355	(639)
Recognized in other comprehensive income	0	0
Ending balance	5,051	4,696
Tax credit carryforwards
Financial Risk Management
Beginning balance	5,005	0
Recognized in profit or loss	5,362	5,005
Recognized in other comprehensive income	0	0
Ending balance	10,367	5,005
Accrued compensated absences
Financial Risk Management
Beginning balance	941	926
Recognized in profit or loss	87	15
Recognized in other comprehensive income	0	0
Ending balance	1,028	941
Allowance for sales discounts
Financial Risk Management
Beginning balance	1,902	1,465
Recognized in profit or loss	472	437
Recognized in other comprehensive income	0	0
Ending balance	2,374	1,902
Depreciation
Financial Risk Management
Beginning balance	1,149	641
Recognized in profit or loss	137	508
Recognized in other comprehensive income	0	0
Ending balance	1,286	1,149
Others temporary difference [member]
Financial Risk Management
Beginning balance	498	3,353
Recognized in profit or loss	529	(2,855)
Recognized in other comprehensive income	0	0
Ending balance	1,027	498
Remeasurement of defined benefit plans
Financial Risk Management
Beginning balance	(254)	(250)
Recognized in profit or loss	14	(5)
Recognized in other comprehensive income	0	1
Ending balance	(240)	(254)
Unrealised Foreign Exchange Gains Losses
Financial Risk Management
Beginning balance	(261)	(364)
Recognized in profit or loss	(3)	103
Recognized in other comprehensive income	0	0
Ending balance	$ (264)	$ (261)